Leases and Commitments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases and Commitments
Lessee Operating Leases Remaining Contractual Terms	94 years
Operating Leases, Options To Extend Lease Terms	99
Operating, Options To Terminate Lease Term	1
Weighted-average remaining lease term (years)	4 years 2 months 12 days	4 years 2 months 12 days
Weighted-average discount rate	4.30%	4.00%
Long-Term Contracts, Purchase Obligations Due in 2020	$ 1,507
Long-Term Contracts, Purchase Obligations Due in 2022	226
Long-Term Contracts, Purchase Obligations Due in 2023	10
Long-Term Contracts, Purchase Obligations Due in 2024	3
Long-Term Contracts, Purchase Obligations Due Beyond 2024	15
Long-Term Contracts, Purchase Obligations Due in 2021	427
Finance Lease, Right-of-Use Asset, Accumulated Amortization	$ 28	$ 28
Weighted-average remaining lease term (years)	4 years 10 months 24 days	5 years 4 months 24 days
Weighted-average discount rate	6.30%	6.10%